ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2025	2024
Accrued liabilities	$64,934	$44,981
Trade payables	63,990	183,717
	$128,924	$228,698